SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Basis of presentation (Details) - CNY (¥) ¥ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2022
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Redeemable Noncontrolling Interest, Equity, Redemption Value			¥ 584
1 Pharmacy Technology
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Annual Interest Rate {as a percentage)	6.00%	6.00%	6.00%
Net loss attributable to the redeemable non-controlling interests shareholders			¥ 1,057
One investor
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Redeemable Noncontrolling Interest, Equity, Redemption Value			¥ 114